Financial Income and Expenses - Narratives (Details) - Parent Company - Reportable Legal Entities - DKK (kr) kr in Millions	3 Months Ended	12 Months Ended
	Dec. 31, 2024	Dec. 31, 2024
Disclosure of fair value measurement of assets [line items]
Dividend income from subsidiaries	kr 13,000	kr 13,026
Impairment investment in subsidiaries	kr 10,400	kr 10,402